Credit card receivables (Details 1) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total receivables	$ 1,136,344	$ 585,568
Total	$ 14,488,304	$ 9,266,225
Total percentage	100.00%	100.00%
Installments Not Overdue Due [Member]
IfrsStatementLineItems [Line Items]
Total receivables	$ 13,076,862	$ 8,464,436
Total receivables percertage	90.30%	91.30%
Installments Not Overdue Due [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total receivables	$ 6,263,292	$ 4,036,414
Total receivables percertage	43.20%	43.50%
Installments Not Overdue Due [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Total receivables	$ 2,485,690	$ 1,604,056
Total receivables percertage	17.20%	17.30%
Installments Not Overdue Due [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total receivables	$ 4,327,880	$ 2,823,966
Total receivables percertage	29.90%	30.50%
Installments Overdue [Member]
IfrsStatementLineItems [Line Items]
Total receivables	$ 1,411,442	$ 801,789
Total receivables percertage	9.70%	8.70%
Installments Overdue [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total receivables	$ 349,263	$ 237,531
Total receivables percertage	2.40%	2.60%
Installments Overdue [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Total receivables	$ 170,962	$ 91,604
Total receivables percertage	1.20%	1.00%
Installments Overdue [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total receivables	$ 141,310	$ 74,917
Total receivables percertage	0.90%	0.80%
Installments Overdue [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total receivables	$ 749,907	$ 397,737
Total receivables percertage	5.20%	4.30%